Long Term Debt	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Long-term Debt [Text Block]
10.       LONG TERM DEBT

	February 29, 2012	May 31, 2011
At February 29, 2012, long-term debt consists of:

KeHE Loan,(a)	$770,000	$770,000
Long-Term Loan,(b)	3,500,000	3,000,000
Debt Discount, (c)	(146,492)	(279,620)
Total debt	$4,123,508	$3,490,380
Less current portion	(250,000)	(202,256)
Long term debt	$3,873,508	$3,288,124

(a)
On or about February 11, 2011, the Company entered into a three-year marketing and distribution agreement granting KeHE Distributors LLC the exclusive rights to distribute into retail outlets all Artisanal products with primary focus on the Company's 16-cheese CheeseClock program. KeHE's exclusivity is dependent upon KeHE meeting specific minimum annual sales. Under the agreement, KeHE earns a commission of five percent (5%) on all net sales to accounts serviced by KeHE and may also earn stock options upon meeting specified sales thresholds over the term of the agreement (See Notes to Financials, Note 10, Shareholders Equity for details). The agreement further provides that KeHE will loan up to $520,000 to the Company to facilitate the purchase of inventory required for the KeHE accounts and that KeHE will advance up to an additional $100,000 of marketing funds to be used for in-store demonstrations and related marketing costs. The loan bears interest at a rate of 3-Month LIBOR plus 5% to be paid quarterly and is secured by the Company's accounts receivable and inventory. For so long as any amounts remain outstanding under the loan or KeHE maintains its exclusive distributor status and meets its annual minimum purchases, the Company may not incur any debt or issue any additional common stock without KeHE’s consent, which consent shall not be unreasonably withheld. As of May 2011, the Company had drawn down $520,000 of the total amount permitted under the agreement. In May 2011, it borrowed an additional $250,000 from KeHE to be repaid within 60 days. For this reason, $250,000 of the KeHE loan is reported under Notes Payable. As an inducement for making this additional loan, the Company modified the vesting terms of KeHe’s 4,880,000 options, which were to be earned based on certain product purchase thresholds. Upon the execution on May 9, 2011, of the amended Marketing and Distribution Agreement, KeHe became fully vested on 440,000 three year options exercisable at $.30 a share. The fair market value of these options, utilizing the Black Scholes model, was $75,386. These costs were amortized over 60 days. The remaining 4,440,000 of options to be earned for future purchases of inventory were to become fully vested on August 22, 2011, if the $250,000 was not repaid. The additional funds were not repaid and the remaining options vested. The fair market value of these options, utilizing the Black Scholes model, was $976,628 all of which was expensed immediately. The principal of $770,000 is now due in May 2014. As of February 29, 2012, the total amount due under the KeHE Agreement including interest is $808,005.

(b)
On or about February 22, 2010, the Company entered a loan agreement with one of its preferred shareholders and term loan participants (the "Lender") for a loan of $2.5 million (the "Long Term Loan").  On specified dates since then, the Long Term Loan has been increased by a total of $1,000,000.  The original loan was conditional upon the Lender obtaining a first security position on all of the Company's assets.  The loan was also conditional upon the Company's repurchase from Lender and its affiliate of 500,000 shares of the redeemable convertible preferred stock held by them collectively, repayment to the Lender of amounts Lender had previously advanced to Borrower under the Term Loan agreement (discussed above), and issuance to Lender of 9,275,000 shares of the Company's $.001 par value common stock representing twenty percent of the Company's outstanding common stock on a fully-diluted basis.  The maturity date of this Long Term Loan is February 2013.  As of February 29, 2012, the total amount due under the Long Term Loan including interest is $3,690,050.

(c)	A unamortized debt discount attributed to the Long-Term Loan as of February 29, 2012 and May 31, 2011 was $146,492 and $279,620, respectively.

13.           LONG TERM DEBT

	2011	2010
At May, long-term debt consists of:
KeHE Loan,(a)	$770,000	$-0-
Long-Term Loan,(b)	3,000,000	2,500,000
Term Loans (Note 8)	-	924,000
Debt Discount, (c)	(279,620)	(437,370)
Total debt	$3,490,380	$2,986,630
Less current portion	(202,256)	-
Long term debt	$3,288,124	$2,986,630

(a)
On or about February 11, 2011, the Company entered into a three-year marketing and distribution agreement granting KeHE Distributors LLC the exclusive rights to distribute into retail outlets all Artisanal products with primary focus on the Company's 16-cheese CheeseClock program.  KeHE's exclusivity is dependent upon KeHE meeting specific minimum annual sales.   Under the agreement, KeHE earns a commission of five percent (5%) on all net sales to accounts serviced by KeHE and may also earn stock options upon meeting specified sales thresholds over the term of the agreement (See Notes to Financials, Note 14, Shareholders Equity for details).  The agreement further provides that KeHE will loan up to $520,000 to the Company to facilitate the purchase of inventory required for the KeHE accounts and that KeHE will advance up to an additional $100,000 of marketing funds to be used for in-store demonstrations and related marketing costs.  The loan bears interest at a rate of 3-Month LIBOR plus 5% to be paid quarterly and is secured by the Company's accounts receivable and inventory.  For so long as any amounts remain outstanding under the loan or KeHE maintains its exclusive distributor status and meets its annual minimum purchases, the Company may not incur any debt or issue any additional common stock without KeHE’s consent, which consent shall not be unreasonably withheld; except that the Company is permitted under the agreement to sell or otherwise issue the remaining 1,135,000 shares of its Series A Preferred Stock.  As of May 31, 2011, the Company had drawn down $520,000 of the total amount permitted under the agreement. In May 2011, it borrowed an additional $250,000 from KeHE to be repaid within 60 days.  For this reason, $250,000 of the KeHE loan is reported under Notes Payable. As an inducement for making this additional loan, the Company modified the vesting terms of KeHe’s 4,880,000 options, which were to be earned based on certain product purchase thresholds. Upon the execution, May 9th, 2011, of the amended Marketing and Distribution Agreement, KeHe became fully vested on 440,000 three year options exercisable at $.30 a share. The fair market value of these options, utilizing the Black Scholes model, was $75,386. These costs are being amortized over 60 days, hence as at May 31, 2011 there remained $47,744 of unamortized debt discount costs. The remaining 4,440,000 of options were to vest over the next 105 days if the $250,000 was not repaid. As of the date of this filing, the additional funds have not been repaid and the remaining options vested. The Company is currently renegotiating the vesting terms of these 4,880,000 of options as well as extending the due date of the $250,000.

(b)
On or about February 22, 2010, the Company entered a loan agreement with one of its preferred shareholders and term loan participants (the "Lender") for a loan of $2.5 million (the "Long Term Loan").  The loan was conditional upon the Lender obtaining a first security position on all of the Company's assets subject only to the priority security interest of Terrence Brennan and Marvin Numeroff in certain intellectual property of the Company.  This required the assignment by Summit Financial Resources LLP to the Lender of Summit's factoring facility dated February 18, 2009 (See Note 8, Notes Payable).  The loan was also conditional upon the Company's repurchase from Lender and its affiliate 500,000 shares of the redeemable convertible preferred stock held by them collectively, repayment to the Lender of amounts Lender had previously advanced to Borrower under the term loan agreements (discussed above), and issuance to Lender of 9,275,000 shares of the Company's $.001 par value common stock representing twenty percent of the Company's outstanding common stock on a fully-diluted basis.  The maturity date of this Long Term Loan is February 2013.  As of May 27, 2011, the Company increased the Long Term Loan by $500,000. As of May 31, 2011, the total amount owed under the Long-Term Loan including interest is $3,281,446.

(c)	A unamortized debt discount attributed to the Long-Term Loan as of May 31, 2011 and 2010 was $231,875 and $437, 370, respectively.

Five-Year Maturity of Debt Schedule

Principal

Fiscal 2011	1,294,000
Fiscal 2012
Fiscal 2013	3,520,000
Fiscal 2014	-
Fiscal 2015	-
Total	4,814,000

Such five year maturity schedule of debt is exclusive of the $279,620 of unamortized debt discount.